UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08358

J.P. Morgan Mutual Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York,	NY 10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-348-4782

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2003 through June 30, 2004

Item 1. Proxy Voting Record.

ICA File Number: 811-08358

Reporting Period: 07/01/2003 - 06/30/2004

JP Morgan Mutual Fund Trust

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

There were no proxy voting matters for this Fund

CALIFORNIA TAX FREE MONEY MARKET FUND

There were no proxy voting matters for this Fund

FEDERAL MONEY MARKET FUND

There were no proxy voting matters for this Fund

LIQUID ASSETS MONEY MARKET FUND

There were no proxy voting matters for this Fund

NEW YORK TAX FREE MONEY MARKET FUND

There were no proxy voting matters for this Fund

PRIME MONEY MARKET FUND

There were no proxy voting matters for this Fund

TAX FREE MONEY MARKET FUND

There were no proxy voting matters for this Fund

TREASURY PLUS MONEY MARKET FUND

There were no proxy voting matters for this Fund

U.S. GOVERNMENT MONEY MARKET FUND

There were no proxy voting matters for this Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Mutual Fund Trust

By (Signature and Title)	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	August 26, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	August 26, 2004

* Print the name and title of each signing officer under his or her signature.